Operating Expenses - Summary of Cost of Sales (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	€ (24,137)	€ (20,157)	€ (47,384)	€ (40,574)
Cost of sales	(210,084)	(160,233)	(328,140)	(255,403)
Cost of Sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	(4,662)	(3,625)	(9,059)	(7,038)
Personnel costs	(47,885)	(40,100)	(88,273)	(73,561)
Cost of materials	(126,471)	(99,051)	(181,348)	(140,619)
Properties & buildings maintenance, occupancy and incidental costs	(5,539)	(1,299)	(12,152)	(5,569)
Logistic expenses	(1,132)	460	(2,421)	(547)
IT & Consulting	(8,285)	(9,616)	(16,506)	(16,017)
Other	€ (16,110)	€ (7,002)	€ (18,381)	€ (12,052)